Taxation	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Taxation	Taxation

Accounting policy
Taxation is made up of current and deferred taxation. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.
Deferred taxation is recognised on temporary differences existing at each reporting date between the tax base of all assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred taxation, except to the extent that deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and does not affect the accounting or taxable profit or loss at the time of the transaction. Deferred tax is charged to profit or loss, except where the tax relates to items recognised in other comprehensive income or directly in equity, in which case the tax is also recognised in other comprehensive income or directly in equity. The effect on deferred tax of any changes in tax rates is recognised in the income statement, except to the extent that it relates to items previously charged or credited directly to equity.
The principal temporary differences arise from amortisation and depreciation on property, plant and equipment, provisions, streaming contract liabilities, unutilised tax losses, unutilised capital allowances carried forward and unrealised gains and losses on the gold forward sale contracts and gold collars sale contracts. Deferred tax assets relating to the carry forward of unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profit will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred income tax is provided on temporary differences arising from investments in subsidiaries, joint ventures and associates, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

11Taxation continued

Critical accounting estimates and judgements
The group is subject to income tax in several jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled. When different tax rates apply to different levels of taxable income, deferred tax assets and liabilities are measured using the average tax rates that are expected to apply to the taxable profit (tax loss) of the periods in which the temporary differences are expected to reverse. At the group’s South African operations, such average tax rates are directly impacted by the profitability of the relevant mine. The deferred tax rate is therefore based on the current estimate of future profitability of an operation when temporary differences will reverse, based on tax rates and tax laws that have been enacted at the balance sheet date. The future profitability of each mine, in turn, is determined by reference to the life-of-mine (LoM) plan for that operation. The LoM plan is influenced by factors as disclosed in note 14, which may differ from one year to the next and normally result in the deferred tax rate changing from one year to the next.
Management has to exercise judgement with regard to deferred tax assets. The recoverability of deferred tax assets is assessed with reference to the current estimate of future profitability of the relevant legal entity’s operations. Where it is not probable that future taxable income may flow against which these assets can be offset, the deferred tax assets are not recognised.

The taxation expense for the year is as follows:

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
SA taxation
Mining tax (a)	7 830	3 968	2 309
– current year	7 819	3 968	2 313
– prior year	11	—	(4)
Non-mining tax (b)	295	204	107
– current year	273	202	107
– prior year	22	2	—
Deferred tax[1] (c)	2 397	2 459	525
– current year[1]	2 397	2 459	525
Foreign taxation
Income tax (d)	965	—	—
– current year	923	—	—
– prior year	42	—	—
Deferred tax (c)	(2 582)	—	—
– current year	(2 582)	—	—

Total taxation expense[1]	8 905	6 631	2 941
[1]Refer to note 38 for further detail on the restatement
(a)Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation, while the remainder is taxable at a higher rate (up to a maximum of 33%) than non-mining income (27%) as a result of applying the gold mining formula.
All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining taxable income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-fenced mine.
The increased mining tax expense is mainly attributable to the increased gold price realised, resulting in a significant increase in the profitability of the group's operations.
11Taxation continued
(a)Mining tax continued
The legal entities contributions to the mining tax expense is as follows:

	SA Rand
Figures in million	2026	2025	2024
Golden Core Trade and Invest (Proprietary) Limited (Mponeng)	2 921	1 990	1 129
Freegold (Harmony) (Proprietary) Limited (Freegold)	1564	365	235
Harmony Gold Mining Company Limited (Harmony Company)	725	253	144
Harmony Moab Khotsong Operations (Proprietary) Limited (Moab)	801	688	536
Chemwes Proprietary Limited (Chemwes)	686	51	—
Randfontein Estates Limited (Randfontein)	650	217	42
Tswelopele Beneficiation Operation Proprietary Limited (TBO)	320	269	181
Kalahari Goldridge Mining Company Limited (Kalgold)	163	135	42
Total mining tax expense	7 830	3 968	2 309
The mining tax rate remained unchanged at 33% for the 2026, 2025 and 2024 financial years. Additionally, there is an annual limitation of assessed loss utilisation to 80% of taxable income applicable for the 2026, 2025 and 2024 financial years.
(b)Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 27%. The expense for the 2026, 2025 and 2024 financial years relate mainly to non-mining tax on interest income received in Harmony Company.
The non-mining tax rate and statutory corporate rate remained unchanged at 27% for the 2026, 2025 and 2024 financial years. Additionally, there is an annual limitation of assessed loss utilisation to 80% of taxable income applicable for the 2026,
2025 and 2024 financial years.
(c)For the group’s South African gold mining entities, the deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year. The deferred tax rate for the group’s Australian and PNG entities is 30%.
Following the completion of the annual life-of-mine plans, management revised the weighted average deferred tax rates for all the South African operations. The higher gold price assumptions used resulted in an increase in the estimated profitability and consequently higher rates than in the prior year for all the subsidiaries. Refer to note 14 for assumptions used.
Changes to the deferred income tax rates were significant for the following entities:

	Percent (%)
	2026	2025 Restated[1]	2024 Restated[1]
Harmony Company[1]	23.8	20.3	25.4
Freegold[1]	19.6	17.2	11.7
Moab	23.6	21.2	19.0
Mponeng	21.0	17.2	8.1
Randfontein[1]	20.3	15.7	9.9
Kalgold	27.7	26.2	21.5
Chemwes	28.9	26.3	18.1
[1] Refer to note 38 for further detail on the restatement.
These changes, together with changes in the temporary differences, had the following impacts:
•Increase in temporary differences related to the carrying value of South African property, plant and equipment resulted in an increase of R1.6 billion in the deferred tax expense (2025: R1.1 billion) (2024: R510 million).
•A previously unrecognised deferred tax asset of R1.1 billion and R1.5 billion has been recognised by MCG and Harmony
Gold Australia (HGA), respectively. Refer below to deferred tax section for further disclosure with regards to the deferred tax assets recognised
•The change in deferred tax rates of the group’s South African entities, excluding the effect on hedge accounted derivatives, resulted in an increase in the deferred tax expense and liability to the amount of R786 million (2025: R1.1 billion)
(2024: R618  million).
11Taxation continued
(c)Deferred tax continued
During the year, management considered whether the unrecognised deferred tax asset related to the group's Papua New
Guinea entity, Morobe Consolidated Goldfields Limited (MCG), should be recognised, partially or in full. Due to the significant increase in the Hidden Valley operation's estimated future taxable profits a portion of the unrecognised deferred tax asset to the value of R1.1 billion has now been recognised as at 30 June 2026. Management also considered the recognition of previously unrecognised deferred tax assets related to Harmony Gold Australia. Due to the acquisition of MAC Copper, which included the CSA mine, the group's Australian entities moved into a net deferred tax liability including the previously unrecognised deferred tax asset. Consequently, the full unrecognised deferred tax asset of R1.5 billion has now been recognised as at 30 June 2026.
(d)The foreign income taxation relates to the group’s PNG and Australian entities, which are both taxed at a standard rate of
30%. Morobe Consolidated Goldfields Limited (MCG) in PNG contributed R934 million to the income tax expense.
(e)The Harmony group is within the scope of the Pillar Two model rules established by the Organisation for Economic
Co-operation and Development (OECD). Harmony is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate. Harmony has applied the exemption to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Harmony operates in the
South African, Australian, Jersey and Papua New Guinea tax jurisdictions. Legislation addressing Pillar Two income tax laws has been passed and implemented by the governments of South Africa and Australia for an implementation date for years of assessment beginning on or after 1 January 2024, and by the government of Jersey for an implementation date for years of assessment beginning on or after 1 January 2025. No announcements regarding Pillar Two income tax laws have been made by the Papua New Guinean government.
Harmony is therefore subject to Pillar Two income tax laws in the South African and Australian jurisdictions for the 2025 financial year and onwards, and in the Jersey jurisdiction for the 2026 financial year and onwards. Based on the assessment performed and application of the available transitional safe harbours for the South African jurisdiction, it is assessed that none of Harmony’s profits in this jurisdiction would be at risk of being subject to Pillar Two taxes for FY25 or FY26. For the
Australian and Jersey jurisdictions, the detailed assessment performed determined that both jurisdictions are in a net Global
Anti-Base Erosion (GloBE) loss position for FY26; as there is no net GloBE income against which an effective tax rate can be computed, no Pillar Two top-up tax is payable for either jurisdiction. As the Papua New Guinean government has not enacted
Pillar Two legislation, any top-up tax on Harmony’s Papua New Guinean profits would instead be collected through the
Inclusion Rule applied by Harmony, as ultimate parent entity, in South Africa; the detailed assessment performed determined that the effective tax rate for the Papua New Guinean jurisdiction exceeds 15% for FY26 and FY25, resulting in no such top-
up tax being payable.
The movement in the net income tax payable/(receivable) recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	(10)	117
Expense per income statement	9 090	4 172
Income taxes paid	(8 219)	(4 289)
Acquisition of MAC Copper	45	—
Foreign exchange translation	(94)	—
Other	—	(10)
Balance at end of year	812	(10)
Income taxes payable	874	72
Income taxes receivable	(62)	(82)
11Taxation continued
Income and mining tax rates
Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 33% were:

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Tax expense on net profit at the mining statutory tax rate[1]	12 658	6 989	3 708
Non-allowable deductions and non-taxable items[1]	1 340	583	529
Equity-settled share-based payments	251	226	82
Acquisition-related costs	454	—	—
Exploration expenditure	384	201	242
Finance costs	279	87	138
Other[1]	(28)	69	67
Movement in temporary differences related to property, plant and equipment[1] (a)	535	645	1 574
Movements in other temporary differences[1]	(89)	(189)	(745)
Difference between effective mining tax rate and statutory mining rate on mining income	(1 195)	(796)	(650)
Difference between non-mining tax rate and statutory mining rate on non- mining income	(58)	(43)	(23)
Prior year adjustment - mining and non-mining taxes	75	—	—
Effect on temporary differences due to changes in effective tax rates[1]	805	1 108	(3)
Capital allowances (b)	(1 514)	(1 327)	(1 183)
Utilisation of deferred tax asset previously not recognised (c)	(1 070)	(339)	(266)
Deferred tax asset previously not recognised now recorded (d)	(2 582)	—	—
Income and mining taxation expense[1]	8 905	6 631	2 941
Effective income and mining tax rate (%)[1]	23	31	26
[1]Refer to note 38 for further detail on the restatement.
(a)The amount in 2025 was mainly as a result of the increase in the unredeemed capital expenditure balance of Avgold Limited
(Avgold). This was offset by an increase in the net carrying value of property, plant and equipment for Mponeng, Moab and
Chemwes. The amount in 2024 mainly relates to an increase in the unredeemed capital expenditure balance of Avgold as well as the impairment of Target North. This was offset by an increase in the net carrying value of property, plant and equipment of
Chemwes.
(b)This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South
Africa. A significant portion relates to Avgold which has a 0% effective tax rate.
(c)This relates to the utilisation of PNG and Australian tax losses for which future taxable profits were previously assessed as uncertain and were not considered probable.
(d)Relates to the recognition of deferred tax assets related to the group’s PNG and Australian entities. Refer below to deferred tax section for further disclosure with regards to the deferred tax assets recognised.
Deferred tax
The analysis of deferred tax assets and liabilities is as follows:

SA Rand
Figures in million	2026	2025 Restated[1]
Deferred tax assets[1]	(5 674)	(2 320)
Deferred tax asset to be recovered after more than 12 months	(3 544)	(1 121)
Deferred tax asset to be recovered within 12 months[1]	(2 130)	(1 199)
Deferred tax liabilities[1]	15 128	6 366
Deferred tax liability to be recovered after more than 12 months[1]	14 133	5 695
Deferred tax liability to be recovered within 12 months	995	671

Net deferred tax liability[1]	9 454	4 046
[1]Refer to note 38 for further detail on the restatement.
11Taxation continued
Deferred tax continued
Deferred tax liabilities and assets on the balance sheet as of 30 June 2026 and 30 June 2025 relate to the following:

	SA Rand
Figures in million	2026	2025 Restated[1]
Gross deferred tax liabilities[1]	15 128	6 366
Amortisation and depreciation[1] (a)	14 475	6 289
Derivative financial instruments	465	26
Other	188	51
Gross deferred tax assets[1]	(5 674)	(2 320)
Unredeemed capital expenditure (b)	(1 919)	(1 725)
Provisions, including non-current provisions[1]	(1 738)	(1 436)
Derivative financial instruments	(1 086)	(1 578)
Contingent consideration liability	(588)	(334)
Streaming contract liability	(1 123)	—
Other	(76)	(29)
Tax losses (c)	(1 253)	(1 872)
Deferred tax asset not recognised (d)	2 109	4 654

Net deferred tax liability[1]	9 454	4 046
[1]Refer to note 38 for further detail on the restatement.
(a)The increase in amortisation and depreciation year on year is as a result of the increase in the carrying amount of property, plant and equipment, mainly relating to asset additions and the acquisition of MAC Copper. Refer to note 13 and 14.
(b)Unredeemed capital expenditure mainly consists of Hidden Valley R1.3 billion (2025: R1.4 billion).
(c)The majority of the amount relates to Australia tax losses of R1.2 billion (2025: R1.0 billion).
(d)The deferred tax asset not recognised relates to Harmony's PNG and Australian operations.
Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2026	2025 Restated[1]
Balance at beginning of year[1]	4 046	2 522
Expense/(credit) per income statement[1]	(185)	2 459
Acquisition of MAC Copper and related assets	4 656	—
Foreign exchange translation	73	—
Tax expense/(credit) directly charged to other comprehensive income[2]	864	(936)
Balance at end of year[1]	9 454	4 046
Deferred tax assets per balance sheet[1]	(1 121)	(126)
Deferred tax liabilities per balance sheet[1]	10 575	4 172
[1]Refer to note 38 for further detail on the restatement.
[2]Relates predominantly to hedge-accounted derivative financial instruments. Refer to note 17 and 23.
A deferred tax asset of R39 million continues to be recognised for Harmony Company at 30 June 2026. At 30 June 2026, it is
considered probable that sufficient future taxable profits will be available against which the remaining deductible temporary differences existing at the reporting date can be utilised.
11Taxation continued
Deferred tax continued

	SA Rand
Figures in million	2026	2025
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income (a)	50 001	53 889
Tax losses carried forward utilisable against mining taxable income	7 746	9 504
Capital gains tax (CGT) losses available to be utilised against future CGT gains (d)	581	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	16 420	19 742
The unrecognised temporary differences are:
Unredeemed capital expenditure (c)	46 173	52 361
Tax losses (b)	3 668	9 504
CGT losses (d)	581	570
(a)Includes Avgold R43.4 billion (2025: R38.7 billion), Moab R1.8 billion (2025: R1.1 billion), Mponeng R148 million
(2025: R139 million) and Hidden Valley R4.4 billion (2025: R13.7 billion). These have an unlimited carry-forward period.
(b)Relates mainly to Australia Rnil (2025: R3.4 billion), PNG R2 million (2025: R2.7 billion) and Avgold R3.6 billion (2025:
R3.3 billion). These have an unlimited carry-forward period.
(c)Relates to Avgold and Hidden Valley.
(d)The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains. These have an unlimited carry-forward period.
Dividend tax (DT)
The withholding tax on dividends remained unchanged at 20%.

Disclosure of deferred taxes	Deferred tax
The analysis of deferred tax assets and liabilities is as follows:

SA Rand
Figures in million	2026	2025 Restated[1]
Deferred tax assets[1]	(5 674)	(2 320)
Deferred tax asset to be recovered after more than 12 months	(3 544)	(1 121)
Deferred tax asset to be recovered within 12 months[1]	(2 130)	(1 199)
Deferred tax liabilities[1]	15 128	6 366
Deferred tax liability to be recovered after more than 12 months[1]	14 133	5 695
Deferred tax liability to be recovered within 12 months	995	671

Net deferred tax liability[1]	9 454	4 046
[1]Refer to note 38 for further detail on the restatement.
11Taxation continued
Deferred tax continued
Deferred tax liabilities and assets on the balance sheet as of 30 June 2026 and 30 June 2025 relate to the following:

	SA Rand
Figures in million	2026	2025 Restated[1]
Gross deferred tax liabilities[1]	15 128	6 366
Amortisation and depreciation[1] (a)	14 475	6 289
Derivative financial instruments	465	26
Other	188	51
Gross deferred tax assets[1]	(5 674)	(2 320)
Unredeemed capital expenditure (b)	(1 919)	(1 725)
Provisions, including non-current provisions[1]	(1 738)	(1 436)
Derivative financial instruments	(1 086)	(1 578)
Contingent consideration liability	(588)	(334)
Streaming contract liability	(1 123)	—
Other	(76)	(29)
Tax losses (c)	(1 253)	(1 872)
Deferred tax asset not recognised (d)	2 109	4 654

Net deferred tax liability[1]	9 454	4 046
[1]Refer to note 38 for further detail on the restatement.
(a)The increase in amortisation and depreciation year on year is as a result of the increase in the carrying amount of property, plant and equipment, mainly relating to asset additions and the acquisition of MAC Copper. Refer to note 13 and 14.
(b)Unredeemed capital expenditure mainly consists of Hidden Valley R1.3 billion (2025: R1.4 billion).
(c)The majority of the amount relates to Australia tax losses of R1.2 billion (2025: R1.0 billion).
(d)The deferred tax asset not recognised relates to Harmony's PNG and Australian operations.
Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2026	2025 Restated[1]
Balance at beginning of year[1]	4 046	2 522
Expense/(credit) per income statement[1]	(185)	2 459
Acquisition of MAC Copper and related assets	4 656	—
Foreign exchange translation	73	—
Tax expense/(credit) directly charged to other comprehensive income[2]	864	(936)
Balance at end of year[1]	9 454	4 046
Deferred tax assets per balance sheet[1]	(1 121)	(126)
Deferred tax liabilities per balance sheet[1]	10 575	4 172
[1]Refer to note 38 for further detail on the restatement.
[2]Relates predominantly to hedge-accounted derivative financial instruments. Refer to note 17 and 23.
A deferred tax asset of R39 million continues to be recognised for Harmony Company at 30 June 2026. At 30 June 2026, it is
considered probable that sufficient future taxable profits will be available against which the remaining deductible temporary differences existing at the reporting date can be utilised.
11Taxation continued
Deferred tax continued

	SA Rand
Figures in million	2026	2025
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income (a)	50 001	53 889
Tax losses carried forward utilisable against mining taxable income	7 746	9 504
Capital gains tax (CGT) losses available to be utilised against future CGT gains (d)	581	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	16 420	19 742
The unrecognised temporary differences are:
Unredeemed capital expenditure (c)	46 173	52 361
Tax losses (b)	3 668	9 504
CGT losses (d)	581	570
(a)Includes Avgold R43.4 billion (2025: R38.7 billion), Moab R1.8 billion (2025: R1.1 billion), Mponeng R148 million
(2025: R139 million) and Hidden Valley R4.4 billion (2025: R13.7 billion). These have an unlimited carry-forward period.
(b)Relates mainly to Australia Rnil (2025: R3.4 billion), PNG R2 million (2025: R2.7 billion) and Avgold R3.6 billion (2025:
R3.3 billion). These have an unlimited carry-forward period.
(c)Relates to Avgold and Hidden Valley.
(d)The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains. These have an unlimited carry-forward period.